Investment funds (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investment Funds [Line Items]
Investment funds	$ 118,661	$ 105,888
Bladex Offshore Feeder Fund [Member]
Investment Funds [Line Items]
Investment funds	0	105,888
Alpha 4X Feeder Fund [Member]
Investment Funds [Line Items]
Investment funds	113,069	0
Alpha 4X Latam Fundo de Investmento Multimercado [Member]
Investment Funds [Line Items]
Investment funds	$ 5,592	$ 0